Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	To include additional disclosures in response to an SEC comment letter received.
Entity Registrant Name	Sands China Ltd.
Entity Central Index Key	0001755281
Entity Emerging Growth Company	false
Entity Accounting Standard	IFRS